Tax Receivable Agreement Obligations To Related Parties (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Tax Receivable Agreement Obligations To Related Parties [Abstract]
Percentage of cash savings	85.00%
Retained ratio of tax savings	15.00%
Cumulative payments under tax receivable agreement	$ 351,190
Initial fair value of tax receivable agreement	164,928
Accretion expense	14,446	$ 26,470	$ 8,666
Change in estimate effect on pretax income/loss	$ 5,516